Finance expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance cost [Abstract]
Bank interest payable	£ 27	£ 16	£ 0
Loan interest payable	2	2	0
Interest expense on lease liabilities	299	149	86
Unwinding of discount rate on provisions	6	2	3
Finance expenses	£ 334	£ 169	£ 89